Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity
Schedule of capital

								Amount of shares
		Common		Preferred shares		Preferred shares
		shares	%	class A	%	class B	%	Total	%

Novonor		226,334,623	50.11	79,182,498	22.95	-	-	305,517,121	38.32
Petrobras		212,426,952	47.03	75,761,739	21.96	-	-	288,188,691	36.15
ADR	(i)	-	-	72,380,938	20.98	-	-	72,380,938	9.08
Norges Bank		-	-	23,859,004	6.91	-	-	23,859,004	2.99
Other		12,907,077	2.86	93,876,186	27.20	478,790	100.00	107,262,053	13.46
Total		451,668,652	100.00	345,060,365	100.00	478,790	100.00	797,207,807	100.00
Treasury shares		-	-	27	-	-	-	27	-
Total		451,668,652	100.00	345,060,392	100.00	478,790	100.00	797,207,834	100.00

Authorized		535,661,731		616,682,421		593,818		1,152,937,970